Form N-1A Cover	Feb. 02, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	The Advisors’ Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 02, 2026
Prospectus Date	Jan. 28, 2026